Debt securities - Disclosure of detailed information about debt instruments explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets at fair value through other comprehensive income	74,612	89,898	83,308
Financial assets at amortised cost	1,202,689	1,203,707	1,191,403
Total financial assets	300,026	283,497	243,203
Debt securities
Debt Instruments
Financial assets held for trading	98,568	82,646	62,124
Non-trading financial assets mandatorily at fair value through profit or loss	245	447	860
Financial assets designated at fair value through profit or loss	2,894	2,897	3,095
Financial assets at fair value through other comprehensive income	58,305	76,558	73,565
Financial assets at amortised cost	140,014	120,949	103,559
Total financial assets	300,026	283,497	243,203
Gross carrying amount | Debt securities
Debt Instruments
Total financial assets	300,546	283,846	243,489
Gross carrying amount | Debt securities | Financial instruments credit-impaired
Debt Instruments
Total financial assets	842	701	461
Gross carrying amount | Debt securities | Euro
Debt Instruments
Total financial assets	142,969	118,456	90,857
Gross carrying amount | Debt securities | Pound sterling
Debt Instruments
Total financial assets	14,114	15,630	9,284
Gross carrying amount | Debt securities | US dollar
Debt Instruments
Total financial assets	50,671	48,189	38,161
Gross carrying amount | Debt securities | Brazilian real
Debt Instruments
Total financial assets	48,231	44,432	46,190
Gross carrying amount | Debt securities | Other currencies
Debt Instruments
Total financial assets	44,561	57,139	58,997
Gross carrying amount | Spanish government debt securities
Debt Instruments
Total financial assets	63,742	56,919	40,321
Gross carrying amount | Foreign government debt securities
Debt Instruments
Total financial assets	172,468	164,747	145,732
Gross carrying amount | Issued by financial institutions
Debt Instruments
Total financial assets	17,465	16,776	14,681
Gross carrying amount | Other fixed-income securities
Debt Instruments
Total financial assets	46,029	44,703	42,294
Accumulated impairment
Debt Instruments
Total financial assets	(520)	(349)	(286)
Accumulated impairment | Debt securities
Debt Instruments
Total financial assets	€ (520)	€ (349)	€ (286)	€ (226)